UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number           811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	5/31
Date of reporting period:	02/28/09

     The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Equity Income Fund
Dreyfus Emerging Markets Debt Local Currency Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
February 28, 2009 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)
Consumer Discretionary--13.5%
Barnes & Noble	210	3,767
Best Buy	160	4,611
Choice Hotels International	320	7,923
Family Dollar Stores	210	5,762
Foot Locker	790	6,565
H & R Block	470	8,977
Hasbro	320	7,325
Interactive Data	260	5,881
McDonald's	395	20,639
McGraw-Hill Cos.	135	2,664
NIKE, Cl. B	210	8,721
Nordstrom	110	1,482
Regal Entertainment Group, Cl. A	530	5,427
Sherwin-Williams	120	5,514
Snap-On	210	4,954
Staples	320	5,104
VF	160	8,304
Walt Disney	630	10,565
Wolverine World Wide	210	3,184
		127,369
Consumer Staples--11.9%
Altria Group	520	8,029
Campbell Soup	235	6,291
Coca-Cola	520	21,242
ConAgra Foods	320	4,826
H.J. Heinz	25	817
Herbalife	25	341
Kellogg	25	973
Kimberly-Clark	130	6,124
Lorillard	160	9,350
McCormick & Co.	345	10,816
PepsiCo	160	7,702
Philip Morris International	345	11,547
Procter & Gamble	110	5,299
Reynolds American	160	5,373
Safeway	260	4,810
Sara Lee	395	3,045
Wal-Mart Stores	110	5,416
		112,001

Energy--14.2%
BP, ADR	260		9,974
Chevron	520		31,569
ConocoPhillips	345		12,886
Exxon Mobil	755		51,265
Frontline	345		7,000
Marathon Oil	260		6,050
Occidental Petroleum	110		5,706
Overseas Shipholding Group	135		3,472
Patterson-UTI Energy	260		2,233
Valero Energy	160		3,101
			133,256
Financial--8.7%
Aflac	140		2,346
Bank of America	619		2,445
Barclays, ADR	160		822
CapitalSource	420		785
Chubb	50		1,952
Citigroup	605		908
Deutsche Bank	75		1,917
Fairfax Financial Holdings	20		4,920
Federated Investors, Cl. B	370		6,978
Goldman Sachs Group	50		4,554
ING Groep, ADR	210		947
JPMorgan Chase & Co.	680		15,538
Moody's	135		2,423
OneBeacon Insurance Group	580		6,461
People's United Financial	550		9,576
Plum Creek Timber	400		10,492
Progressive	370	a	4,281
Ventas	210		4,530
			81,875
Health Care--13.4%
Aetna	320		7,638
Becton, Dickinson & Co.	110		6,808
Biovail	235		2,479
Bristol-Myers Squibb	75		1,381
CIGNA	75		1,182
Eli Lilly & Co.	285		8,373
Humana	210	a	4,971
Johnson & Johnson	630		31,500
McKesson	345		14,152
Merck & Co.	530		12,826
Pfizer	1,335		16,434
Quest Diagnostics	135		6,187
UnitedHealth Group	260		5,109

Wyeth	170		6,939
			125,979
Industrial--8.6%
3M	150		6,819
Autodesk	200	a	2,538
Burlington Northern Santa Fe	75		4,408
CSX	110		2,715
Emerson Electric	210		5,618
Equifax	110		2,365
FedEx	100		4,321
General Dynamics	135		5,916
General Electric	655		5,574
Joy Global	110		1,921
Lockheed Martin	210		13,253
Pitney Bowes	345		6,655
Raytheon	370		14,789
Waste Management	135		3,645
			80,537
Information Technology--17.1%
Accenture, Cl. A	555		16,200
ADTRAN	320		4,621
Analog Devices	320		5,965
Applied Materials	705		6,493
FactSet Research Systems	110		4,239
Hewlett-Packard	395		11,467
Imation	235		1,889
Infosys Technologies, ADR	260		6,292
Intel	520		6,625
International Business Machines	235		21,627
Linear Technology	210		4,578
Maxim Integrated Products	260		3,146
Metavante Technologies	300	a	5,043
Microchip Technology	285		5,349
Microsoft	655		10,578
Molex	400		4,548
Nokia, ADR	420		3,931
QUALCOMM	320		10,698
Taiwan Semiconductor
Manufacturing, ADR	1,155		8,709
Telefonaktiebolaget LM Ericsson,
ADR	930		7,589
Texas Instruments	445		6,386
Western Union	420		4,687
			160,660
Materials--3.3%
CF Industries Holdings	200		12,866

Dow Chemical	420	3,007
E.I. du Pont de Nemours & Co.	250	4,690
Freeport-McMoRan Copper & Gold	25	761
Methanex	345	2,525
Nucor	135	4,543
Wausau Paper	530	2,942
		31,334
Telecommunication Services--2.7%
AT & T	580	13,787
BCE	320	6,262
Bell Aliant Regional Communications	23	461
Frontier Communications	630	4,536
		25,046
Utilities--5.0%
Atmos Energy	395	8,623
Duke Energy	520	7,004
Edison International	160	4,355
OGE Energy	75	1,644
PG & E	285	10,893
Pinnacle West Capital	320	8,403
Sempra Energy	160	6,651
		47,573
Total Investments (cost $1,413,780)	98.4%	925,630
Cash and Receivables (Net)	1.6%	15,133
Net Assets	100.0%	940,763

ADR - American Depository Receipts
a Non-income producing security.

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $1,413,780.
Net unrealized depreciation on investments was $488,150 of which $11,025 related to appreciated investment securities and $499,175 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	925,630	0	0	925,630
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and any options contracts.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
February 28, 2009 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--68.1%		Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental
Arab Republic of Egypt,
Sr. Unscd. Notes	EGP	8.75	7/18/12	925,000	a,b	143,705
Brazil Notas do Tesouro Nacional,
Notes, Ser. B	BRL	6.00	5/15/11	142,000	a	1,073,592
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/12	42,000	a	171,319
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/17	143,000	a	522,323
Brazilian Government,
Sr. Unscd. Bonds	BRL	10.25	1/10/28	775,000	a	280,732
Brazilian Government,
Unsub. Bonds	BRL	12.50	1/5/16	730,000	a	310,984
Hungary Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	132,500,000	a	405,278
Hungary Government,
Bonds, Ser. 15/A	HUF	8.00	2/12/15	223,000,000	a	788,708
Malaysian Government,
Bonds, Ser. 0108	MYR	3.46	7/31/13	1,010,000	a	271,621
Malaysian Government,
Bonds, Ser. 2/03	MYR	4.24	2/7/18	1,645,000	a	452,868
Mexican Bonos,
Bonds, Ser. M	MXN	8.00	12/23/10	2,100,000	a	140,313
Mexican Bonos,
Bonds, Ser. MI10	MXN	9.50	12/18/14	3,950,000	a	275,709
Mexican Bonos,
Bonds, Ser. M20	MXN	10.00	12/5/24	3,725,000	a	272,309
Peru Government,
Bonds	PEN	6.90	8/12/37	1,410,000	a	380,945
Peru Government,
Bonds, Ser. 7	PEN	8.60	8/12/17	1,150,000	a	388,198
Peru Government,
Bonds	PEN	9.91	5/5/15	900,000	a	320,849
Poland Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	1,575,000	a	412,482
Poland Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	1,500,000	a	418,918
Republic of Columbia,
Unsub. Bonds	COP	9.85	6/28/27	867,000,000	a	346,678
Republic of Columbia,
Unsub. Notes	COP	12.00	10/22/15	385,000,000	a	170,031
South Africa Government,
Bonds, Ser. R206	ZAR	7.50	1/15/14	3,575,000	a	347,452
South Africa Government,
Bonds, Ser. R201	ZAR	8.75	12/21/14	450,000	a	46,398
South Africa Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	1,450,000	a	170,805
South Africa Government,
Bonds, Ser. R157	ZAR	13.50	9/15/15	1,080,000	a	135,982
Thailand Government,
Bonds	THB	5.13	3/13/18	15,400,000	a	473,533
Thailand Government,
Bonds	THB	5.25	5/12/14	6,300,000	a	194,561
Turkey Government,
Bonds	TRY	0.00	4/14/10	175,000	a	88,091
Turkey Government,
Bonds, Ser. CPI	TRY	10.00	2/15/12	485,000	a	315,336
Turkey Government,
Bonds	TRY	14.00	1/19/11	2,845,000	a	1,624,901
Turkey Government,
Bonds	TRY	14.00	9/26/12	100,000	a	54,056
Total Bonds and Notes
(cost $13,044,682)						10,998,677

Other Investment--12.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,929,000)	1,929,000 [c]	1,929,000

Total Investments (cost $14,973,682)	80.1%	12,927,677
Cash and Receivables (Net)	19.9%	3,209,979
Net Assets	100.0%	16,137,656

a

Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real COP--Colombia EGP--Egyptian Pound HUF--Hungary Forint MXN--Mexican New Peso MYR--Malaysian Ringgit PEN--Peruvian New Sol PLN--Poland Zloty THB--Thai Bat TRY--Turkish Lira ZAR--South African Rand

b

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, this security amounted to $143,705 or 0.9% of net assets.

c	Investment in affiliated money market mutual fund.

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $14,973,682.

Net unrealized depreciation on investments was $2,046,005 of which $20,074 related to appreciated investment securities and $2,066,079 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At February 28, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 2/28/2009 ($)
Purchases:
Thai Bhat, expiring 3/18/2009	6,700,000	185,750	184,505	(1,245)
Euro, expiring 3/18/2009	190,000	244,023	240,834	(3,189)
Euro, expiring 3/18/2009	150,000	188,312	190,132	1,820
Chilean Peso, expiring 3/18/2009	615,700,000	1,033,661	1,029,190	(4,471)
Chilean Peso, expiring 3/18/2009	48,000,000	80,301	80,236	(65)
Egyptian Pound, expiring 4/22/2009	200,000	34,424	34,562	138
Mexican New Peso, expiring 3/18/2009	1,160,000	78,334	75,830	(2,504)
Mexican New Peso, expiring 3/18/2009	16,800,000	1,126,572	1,098,227	(28,345)
South African Rand, expiring 3/18/2009	7,490,000	737,931	737,385	(546)
Malaysian Ringgit, expiring 3/18/2009	3,320,000	913,594	894,888	(18,706)
Russian Ruble, expiring 4/14/2009	10,350,000	331,731	281,452	(50,279)
Poland Zloty, expiring 3/18/2009	3,225,000	895,385	881,036	(14,349)
				(121,741)
Sales:
Thai Bhat, expiring 3/4/2009	6,618,789	183,702	182,966	736
Thai Bhat, expiring 3/18/2009	11,100,000	314,403	305,671	8,732
Turkish Lira, expiring 3/18/2009	875,000	519,442	511,603	7,839
Turkish Lira, expiring 3/18/2009	30,000	18,045	17,540	505
Columbian Peso, expiring 3/18/2009	443,000,000	174,616	172,683	1,933
Mexican New Peso, expiring 3/2/2009	17,083,399	1,149,430	1,121,694	27,736
South African Rand, expiring 3/3/2009	8,121,894	803,352	803,750	(398)
Brazilian Real, expiring 3/18/2009	640,000	275,470	265,785	9,685
Brazilian Real, expiring 3/18/2009	920,000	395,989	382,066	13,923
Malaysian Ringgit, expiring 3/4/2009	1,182,120	320,358	318,846	1,512
Malaysian Ringgit, expiring 3/18/2009	60,000	16,511	16,173	338
Poland Zloty, expiring 3/18/2009	440,000	121,995	120,203	1,792
				74,333

Gross Unrealized Appreciation				76,689
Gross Unrealized Depreciation				(124,097)

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions.

When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

					Unrealized
Notional	Reference		(Pay) /Receive		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration (Depreciation) ($)
38,300,000	MXN - 1 Month Libor	Barclays	7.60	2/24/2011	(2,861)

Gross Unrealized Depreciation					(2,861)

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and /or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

The fund may enter into interest rate swaps, which involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	1,929,000	10,998,677	0	12,927,677
Other Financial Instruments+	0	76,689	0	76,689
Liabilities ($)
Other Financial Instruments+	0	(126,958)	0	(126,958)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and any options contracts.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)